SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES (Details) $ in Millions			12 Months Ended
	Mar. 21, 2018 USD ($)	Mar. 21, 2018 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Income before tax			$ (2,543,959)	$ (648,854)	$ (596,881)
HK SAR Profits Tax at 16.5%			(419,753)	(107,060)	(98,485)
Tax effect on non-deductible expenses			291,167	1,196,640	54,664
Tax effect on non-deductible income			(18,817)
Tax effect on deductible temporary differences			(1,080)	(122)	(122)
Tax effect on tax loss not recognized			148,483		43,943
Tax effect on utilization of tax losses	$ 258,065	$ 2		(1,089,458)
Income tax